DERIVATIVE INSTRUMENTS - SUMMARY OF DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Assets	$ 20.6	$ 28.2
Liabilities	0.0	0.0
Fair value, recurring
Derivative [Line Items]
Assets	13.1	18.0
Liabilities	9.5	2.9
Equity contracts-Options | Fair value, recurring
Derivative [Line Items]
Assets	13.1	18.0
Liabilities	$ 9.5	$ 2.9